Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash And Cash Equivalents Details Abstract
Bank balances and cash	$ 1,093,883	$ 19,830,771	$ 19,830,771	$ 37,351
Bank overdraft				(3,745,048)
Cash and cash equivalents	$ 1,093,883	$ 19,830,771	$ 19,830,771	$ (3,707,697)